Related party transactions (Deferred and Contingent Consideration) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 87.7	$ 203.2
Current portion of deferred and contingent consideration to related party	41.7	45.6
Non-current portion of deferred and contingent consideration to related party	46.0	157.6
West Vela
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	82.8	105.1
West Vela | Mobilization due to Seadrill
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	44.2	56.1
West Vela | Seadrill share of dayrate from BP contract
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	38.6	49.0
West Polaris
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	4.9	98.1
West Polaris | Seadrill share of dayrate from ExxonMobil contract (Earnout 1)
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	4.2	9.2
West Polaris | Seadrill share of dayrate from subsequent contracts (Earnout 2)
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	0.7	38.1
West Polaris | Seller's credit
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 0.0	$ 50.8